INVESTMENTS, DEBT AND DERIVATIVES - Bank loans and bonds (Details) - USD ($) $ in Millions	Dec. 31, 2019	Oct. 09, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Interest rate		4.00%
Principal amount outstanding	$ 7,519			$ 7,298
Loan 8.75-10.0%
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	2,303			2,051
Notes 5.2-5.95%
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	529			1,100
Notes 3.95-4.95%
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	$ 1,133			1,133
Notes 7.5%
Disclosure of detailed information about borrowings [line items]
Interest rate	7.50%
Principal amount outstanding	$ 417			417
Notes 4.00%
Disclosure of detailed information about borrowings [line items]
Interest rate	4.00%
Principal amount outstanding	$ 700			0
Notes 6.25-7.25%
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	$ 1,200			1,200
Eurobonds
Disclosure of detailed information about borrowings [line items]
Interest rate	7.75%
Principal amount outstanding	$ 262			262
Loan 0.35-0.8%
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	226			256
Loan 1.9%
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	75			137
Loan 0.75%
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	121			0
Loan 2.50%
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	$ 300			0
Notes 8.63%
Disclosure of detailed information about borrowings [line items]
Interest rate	8.63%
Principal amount outstanding	$ 0			300
Loan 3.0-4.25%
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	116			146
Other bank loans and bonds
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	$ 137			$ 296
Minimum | Loan 8.75-10.0%
Disclosure of detailed information about borrowings [line items]
Interest rate	8.75%
Minimum | Notes 5.2-5.95%
Disclosure of detailed information about borrowings [line items]
Interest rate	5.20%
Minimum | Notes 3.95-4.95%
Disclosure of detailed information about borrowings [line items]
Interest rate	3.95%
Minimum | Notes 6.25-7.25%
Disclosure of detailed information about borrowings [line items]
Interest rate	6.25%
Maximum | Loan 8.75-10.0%
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%
Maximum | Notes 5.2-5.95%
Disclosure of detailed information about borrowings [line items]
Interest rate	5.95%
Maximum | Notes 3.95-4.95%
Disclosure of detailed information about borrowings [line items]
Interest rate	4.95%
Maximum | Notes 6.25-7.25%
Disclosure of detailed information about borrowings [line items]
Interest rate	7.25%
6m LIBOR | Loan 1.9%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	1.90%
3m LIBOR | Loan 2.50%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	2.50%
6m KIBOR | Loan 0.75%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	0.75%		0.75%
6m KIBOR | Minimum | Loan 0.35-0.8%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	0.35%
6m KIBOR | Maximum | Loan 0.35-0.8%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	0.80%
Average bank deposit rate | Minimum | Loan 3.0-4.25%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	0.30%
Average bank deposit rate | Maximum | Loan 3.0-4.25%
Disclosure of detailed information about borrowings [line items]
Spread on interest rate basis	4.25%